Basis of preparation	12 Months Ended
Jun. 30, 2023
Basis Of Preparation [Abstract]
Basis of preparation	Basis of preparation
The general purpose financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board and Australian equivalent International Financial Reporting Standards, as issued by the Australian Accounting Standards Board. Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. Certain comparative amounts have been reclassified to facilitate comparison to the current period. There was no material impact to the financial statements.
The financial statements cover Mesoblast Limited and its subsidiaries. The financial statements were authorized for issue by the board of directors on August 31, 2023. The directors have the power to amend and reissue the financial statements.
(i)    Going concern
The Group has continued its focus on maintaining tight control of net cash usage for operating activities, which was $63.3 million for the year ended June 30, 2023. As of June 30, 2023, the Group held total cash reserves of $71.3 million. The Group is implementing various cost containment and deferment strategies, including the reprioritization of projects and operational streamlining to manage net operating cash usage.
In August 2023, the FDA provided a complete response to the Group's BLA resubmission for remestemcel-L for the treatment of pediatric SR-aGVHD and requires more data to support marketing approval, including potency assay or clinical data. In line with the Group's overall commercial strategy to progress to adult populations, the Group intends to conduct a targeted, controlled study in the highest-risk adults with the greatest mortality. In conjunction with implementing cost containment and deferment strategies, additional inflows from royalty monetization, capital markets, strategic partnerships or product specific financing will be required to meet the Group's projected expenditure consistent with the Group's business strategy over at least the next 12 months. As a result of these matters, there is material uncertainty related to events or conditions that may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) on the Group’s ability to continue as a going concern and, therefore, that the Group may be unable to realize its assets and discharge its liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
(ii)    Historical cost convention
These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through other comprehensive income and financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.
(iii)    New and amended standards adopted by the Group
There were no new or amended standards adopted by the Group in the year ended June 30, 2023. These financial statements follow the same accounting policies as compared to the June 30, 2022 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.
(iv)    New accounting standards and interpretations not yet adopted by the Group
There were no new accounting standards and interpretations not yet adopted by the Group for the June 30, 2023 reporting period that are expected to materially impact the Group.
(v)    Use of estimates
The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.
(vi)    Impact of after effects of COVID-19 and geopolitical instability
Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the after effects of the COVID-19 pandemic could have on the Group’s significant accounting estimates.
The Group is having to account for the after effects of the COVID-19 pandemic on healthcare network, which have been and may continue to be impacted by the pandemic with respect to patient care, operations/staffing, financials, and health and safety protocols. These impacts change the way that Mesoblast will have to engage with the relevant collaborators.
Due to the effects of the COVID-19 pandemic, and recent geopolitical instability, countries in which the Group has operations have experienced some challenges in the ability of the Group’s suppliers and contractors to source, supply or acquire raw materials or components needed for its manufacturing process and supply chain. As a result, the manufacturing and commercialization of remestemcel-L and other product candidates could be adversely affected.